Equity - Treasury Stock - Tabular Disclosure - Value (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity
Balance at beginning of the year	€ 8,457,544	€ 7,317,098
Balance at end of the year	7,972,485	8,457,544
Treasury stock
Equity
Balance at beginning of the year	(162,220)	(164,189)
Balance at end of the year	(152,748)	(162,220)
Treasury stock | Class A, Ordinary shares
Equity
Balance at beginning of the year	89,959
Balance at end of the year		89,959
Treasury stock | Class B, Preference shares
Equity
Balance at beginning of the year	72,261	74,230
Disposal of shares	(9,472)	(5,428)
Acquisition of shares		3,459
Balance at end of the year	€ 62,789	€ 72,261